PORTFOLIO OF INVESTMENTS – as of February 28, 2023 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)

Common Stocks – 95.2% of Net Assets

	Auto Components – 0.6%
300,935	Luminar Technologies, Inc.(a)	$2,693,368

	Biotechnology – 3.2%
48,880	Vertex Pharmaceuticals, Inc.(a)	14,189,375

	Capital Markets – 4.6%
200,950	Intercontinental Exchange, Inc.	20,456,710

	Chemicals – 4.7%
94,305	Sherwin-Williams Co.	20,874,412

	Communications Equipment – 4.3%
73,320	Motorola Solutions, Inc.	19,269,229

	Diversified Financial Services – 2.1%
30,120	Berkshire Hathaway, Inc., Class B(a)	9,192,022

	Diversified Telecommunication Services – 3.1%
216,255	Cogent Communications Holdings, Inc.	14,000,349

	Electric Utilities – 4.7%
294,020	NextEra Energy, Inc.	20,884,241

	Food Products – 3.8%
230,328	McCormick & Co., Inc.	17,117,977

	Health Care Providers & Services – 2.2%
19,010	Chemed Corp.	9,915,236

	Household Products – 4.7%
134,545	Clorox Co.	20,913,675

	Insurance – 3.3%
48,880	Aon PLC, Class A	14,861,964

	Interactive Media & Services – 2.9%
142,690	Alphabet, Inc., Class A(a)	12,850,661

	Internet & Direct Marketing Retail – 3.7%
174,045	Amazon.com, Inc.(a)	16,400,260

	IT Services – 3.8%
43,200	Jack Henry & Associates, Inc.	7,095,168

49,375	VeriSign, Inc.(a)	9,718,481

		16,813,649

	Life Sciences Tools & Services – 4.4%
79,245	Danaher Corp.	19,615,515

	Metals & Mining – 5.5%
590,756	Wheaton Precious Metals Corp.	24,604,987

Shares	Description	Value (†)

Common Stocks – continued

	Multiline Retail – 4.5%
92,330	Dollar General Corp.	$19,970,979

	Oil, Gas & Consumable Fuels – 3.1%
1,767,090	Kosmos Energy Ltd.(a)	13,906,998

	Pharmaceuticals – 3.1%
90,850	Johnson & Johnson	13,923,671

	REITs - Warehouse/Industrials – 2.3%
80,975	Prologis, Inc.	9,992,315

	Road & Rail – 5.1%
31,350	Saia, Inc.(a)	8,491,775
69,125	Union Pacific Corp.	14,328,230

		22,820,005

	Semiconductors & Semiconductor Equipment – 6.1%
93,315	Entegris, Inc.	7,953,237
16,295	Monolithic Power Systems, Inc.	7,891,506
47,895	NVIDIA Corp.	11,119,303

		26,964,046

	Software – 9.4%
95,045	Microsoft Corp.	23,706,124
110,845	Salesforce, Inc.(a)	18,135,350

		41,841,474

	Total Common Stocks (Identified Cost $411,420,927)	424,073,118

Principal Amount
Short-Term Investments – 5.2%
$23,178,347	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2023 at 1.950% to be repurchased at $23,179,602 on 3/01/2023 collateralized by $23,969,700 U.S. Treasury Note, 4.000% due 2/15/2026 valued at $23,641,986 including accrued interest(b) (Identified Cost $23,178,347)	23,178,347

	Total Investments – 100.4% (Identified Cost $434,599,274)	447,251,465
	Other assets less liabilities – (0.4)%	(1,826,979)

	Net Assets – 100.0%	$445,424,486

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$424,073,118	$—	$—	$424,073,118
Short-Term Investments	—	23,178,347	—	23,178,347

Total	$424,073,118	$23,178,347	$—	$447,251,465

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2023 (Unaudited)

Software	9.4%
Semiconductors & Semiconductor Equipment	6.1
Metals & Mining	5.5
Road & Rail	5.1
Household Products	4.7
Electric Utilities	4.7
Chemicals	4.7
Capital Markets	4.6
Multiline Retail	4.5
Life Sciences Tools & Services	4.4
Communications Equipment	4.3
Food Products	3.8
IT Services	3.8
Internet & Direct Marketing Retail	3.7
Insurance	3.3
Biotechnology	3.2
Diversified Telecommunication Services	3.1
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	3.1
Interactive Media & Services	2.9
REITs - Warehouse/Industrials	2.3
Health Care Providers & Services	2.2
Diversified Financial Services	2.1
Auto Components	0.6
Short-Term Investments	5.2

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%